Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Debt securities	£ 48,388	[1]	£ 29,423
Repurchase agreements and other similar secured borrowing	12,769	[1]	10,443
Subordinated debt	32,185	[1]	32,005	£ 33,425
Other financial liabilities	4,592		2,810
Financial liabilities designated at fair value	251,131	[1]	249,626
Cumulative own credit net loss recognised	960		954
Contractual amount due on maturity
Disclosure of financial liabilities [line items]
Debt securities	61,333		57,650
Deposits	29,836		22,120
Repurchase agreements and other similar secured borrowing	168,144		177,513
Subordinated debt	613		0
Other financial liabilities	0		237
Financial liabilities designated at fair value	259,926		257,520
Fair value
Disclosure of financial liabilities [line items]
Debt securities	53,164		50,216
Deposits	29,409		21,718
Repurchase agreements and other similar secured borrowing	168,075		177,455
Subordinated debt	483		0
Other financial liabilities	0		237
Financial liabilities designated at fair value	£ 251,131		249,626
Fair value | As reported £m
Disclosure of financial liabilities [line items]
Subordinated debt			£ 221

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.